UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-6718
DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	10/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS INVESTMENT GRADE BOND FUNDS, INC.: DREYFUS PREMIER SHORT TERM INCOME FUND

Statement of Investments
October 31, 2005 (Unaudited)

	Principal
Bonds and Notes - 99.9%	Amount [a]		Value ($)

Aerospace & Defense - .1%
L-3 Communications,
Sr. Sub. Notes, 6.375%, 2015	250,000	b,c	248,125
Agricultural - .7%
Altria,
Notes, 7.2%, 2007	3,035,000		3,106,975
Airlines - 0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	1,092,319	d,e	109
Asset - Backed Ctfs.- Automobile Receivables - 3.8%
Daimler Chrysler Auto Trust,
Ser. 2005-B, Cl. A4, 4.2%, 2010	1,842,000		1,813,741
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B, 4.64%, 2010	1,500,000		1,484,159
WFS Financial Owner Trust:
Ser. 2003-3, Cl. A4, 3.25%, 2011	10,675,000		10,500,074
Ser. 2005-2, Cl. B, 4.57%, 2012	2,500,000		2,473,575
			16,271,549
Asset - Backed Ctfs. - Home Equity Loans - 2.7%
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A, 4.1375%, 2035	901,893	f	902,259
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6, 5.14%, 2034	1,225,000		1,218,794
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl. 1A6, 5.208%, 2039	1,985,000		1,928,552
Bear Stearns Asset Backed Securities,
Ser. 2005-TC1, Cl. A1, 4.1475%, 2035	678,502	f	678,386
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 4.1275%, 2035	1,154,650	f	1,154,857
Home Equity Asset Trust,
Ser. 2005-4, Cl. 2A1, 4.1275%, 2035	2,375,058	f	2,376,800
Morgan Stanley ABS Capital I,
Ser. 2005-WMC3, Cl. A2A, 4.1275%, 2035	1,035,961	f	1,036,291
Morgan Stanley Home Equity Loans,
Ser. 2005-2, Cl. A2A, 4.1275%, 2035	1,844,950	f	1,843,880
Residential Funding Mortgage Securities II,
Ser. 2005-HI3, Cl. A2, 5.09%, 2035	600,000		597,094
			11,736,913
Asset - Backed Ctfs.- Manufactured Housing - .3%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	1,072,465		1,130,403
Asset - Backed Ctfs.- Other - 5.9%
Carrington Mortgage Loan Trust,
Ser. 2005-OPT2, Cl. A1A, 4.1275%, 2035	841,998	f	842,057
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5, 8.02%, 2031	2,282,427		2,366,877
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB7, Cl. AF1, 5.066%, 2036	2,225,000		2,225,000
Equity One ABS:
Ser. 2004-2, Cl. AF2, 2.829%, 2034	2,223,928		2,218,616
Ser. 2004-2, Cl. AF3, 3.515%, 2034	6,000,000		5,962,196
Merrill Lynch Mortgage Investors,

Ser. 2005-WMC2, Cl. A2A, 4.1275%, 2036	845,013	f	845,073
Park Place Securities,
Ser. 2005-WHQ2, Cl. A2A, 4.1375%, 2035	1,990,976	f	1,992,567
Residential Asset Mortgage Products:
Ser. 2003-RS9, Cl. MI1, 5.8%, 2033	1,100,000		1,096,689
Ser. 2004-RS12, Cl. AII1, 4.1675%, 2027	1,405,438	f	1,406,780
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,365,000		6,310,528
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3, 5.825%, 2035	525,000		525,000
			25,791,383
Auto Manufacturing - .3%
DaimlerChrysler:
Notes, 4.05%, 2008	960,000		932,580
Notes, 4.875%, 2010	285,000		276,621
			1,209,201
Banking - 8.4%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	590,000		612,125
Fleet National Bank,
Sub. Notes, 5.75%, 2009	4,750,000		4,870,902
Marshall & Ilsley,
Notes, 4.375%, 2009	5,300,000		5,207,224
Northern Trust,
Notes, 2.875%, 2006	2,610,000		2,549,338
Union Planters,
Sr. Notes, 4.375%, 2010	1,625,000		1,578,753
Resona Bank,
Notes, 5.85%, 2049	530,000	b	512,550
Sovereign Bancorp,
Sr. Notes, 4.8%, 2010	500,000	b	491,690
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	685,000	b,f	671,254
Suntrust Capital II,
Bonds, 7.9%, 2027	2,270,000		2,439,605
US Bancorp,
Sub. Notes, 6.875%, 2007	2,661,000		2,760,902
Washington Mutual,
Sr. Notes, 4%, 2009	6,400,000		6,191,872
Wells Fargo Capital,
Capital Securities, Cl. B, 7.95%, 2026	1,440,000	b	1,532,768
World Savings Bank,
Sr. Notes, 4.125%, 2008	4,875,000		4,788,186
Zions Bancorp,
Sr. Notes, 2.7%, 2006	2,215,000		2,193,787
			36,400,956
Building & Construction - .4%
American Standard,
Sr. Notes, 7.625%, 2010	1,555,000		1,689,570
Chemicals - 1.1%
Lubrizol,
Sr. Notes, 4.625%, 2009	2,945,000		2,872,942
RPM International:
Bonds, 6.25%, 2013	1,280,000		1,266,684
Sr. Notes, 4.45%, 2009	625,000		597,164
			4,736,790
Commercial & Professional Services - .6%
Aramark Services,

Notes, 5%, 2012	1,800,000		1,736,134
Erac USA Finance,
Bonds, 5.6%, 2015	720,000	b,c	710,133
			2,446,267
Commercial Mortgage Pass - Through Ctfs. - 2.8%
Banc of America Commercial Mortgage,
Ser. 2005-2, Cl. A2, 4.247%, 2043	1,900,000		1,874,119
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3, 7.0375%, 2035	274,528	b,f	274,528
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T20, Cl. A2, 5.127%, 2042	2,400,000		2,399,250
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	2,325,000	b	2,444,568
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	565,000	b	552,349
LB-UBS Commercial Mortgage Trust,
Ser. 2002-C4, Cl. A1, 3.268%, 2026	3,425,413		3,370,764
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2, 4.96%, 2038	1,100,000		1,091,817
			12,007,395
Diversified Financial Services - 16.4%
Amvescap:
Notes, 5.375%, 2013	1,300,000		1,288,299
Sr. Notes, 5.9%, 2007	1,000,000		1,007,765
Bear Stearns & Cos.,
Notes, 4.5%, 2010	2,650,000		2,584,842
Boeing Capital,
Sr. Notes, 7.375%, 2010	2,095,000		2,310,705
CIT,
Sr. Notes, 4.75%, 2008	1,345,000		1,338,777
Citicorp,
Sub. Notes, 7.25%, 2008	3,290,000		3,491,351
Countrywide Home Loans,
Notes, Ser. L, 4%, 2011	965,000		906,654
Credit Suisse First Boston USA,
Sr. Notes, 4.625%, 2008	4,000,000	f	3,983,456
Ford Motor Credit:
Notes, 6.5%, 2007	1,955,000	f	1,932,359
Notes, 7.75%, 2007	445,000		446,779
General Electric Capital,
Notes, Ser A, 4.25%, 2008	4,925,000	f	4,869,461
Glencore Funding,
Notes, 6%, 2014	640,000	b	590,472
Goldman Sachs,
Notes, 5.7%, 2012	2,500,000		2,557,150
HSBC Finance,
Bonds, 4.75%, 2010	1,675,000		1,655,242
International Lease Finance,
Notes, 4.75%, 2012	2,020,000		1,951,770
John Deere Capital:
Sr. Notes, Ser. D, 4.4%, 2009	1,400,000		1,377,853
Sr. Notes, Ser. D, 4.5%, 2008	1,200,000		1,187,954
JPMorgan Chase & Co,
Sub. Notes, 7.875%, 2010	4,015,000		4,456,530
Lehman Brothers,
Notes, 3.5%, 2008	4,100,000		3,955,996
Lehman Brothers Holdings E-Capital Trust I,
Notes, 4.59%, 2065	180,000	b,f	180,635

Merrill Lynch & Co,
Notes, 4.125%, 2009	5,400,000	c	5,226,563
Mizuho JGB Investment,
Non-Cumulative Preferred Securities,
Ser. A, 9.87%, 2008	850,000	b	941,608
Morgan Stanley,
Notes, 4%, 2010	5,435,000		5,202,447
New York Life Global Funding,
Notes, 4.625%, 2010	4,610,000	b	4,544,865
Nuveen Investments,
Sr. Notes, 5%, 2010	925,000		907,153
Pricoa Global Funding I,
Notes, 4.2%, 2010	4,950,000	b	4,798,604
Residential Capital,
Notes, 6.375%, 2010	2,375,000	b	2,414,800
USA Education,
Medium-Term Notes, Ser. A, 5.625%, 2007	4,910,000		4,963,455
			71,073,545
Diversified Metals & Mining - .4%
Falconbridge,
Notes, 6%, 2015	950,000		951,090
Ispat Inland ULC
Secured Notes, 9.75%, 2014	345,000		391,575
Southern Peru Copper,
Notes, 7.5%, 2035	625,000	b	599,958
			1,942,623
Electric Utilities - 3.8%
FPL Energy National Wind,
Notes, 5.608%, 2024	234,588	b	231,870
FirstEnergy,
Sr. Notes, Ser. B, 6.45%, 2011	665,000		700,392
Florida Power & Light,
First Mortgage, 6.875%, 2005	6,525,000		6,537,150
Monongahela Power,
First Mortgage, 5%, 2006	2,950,000		2,950,882
Nisource Finance,
Sr. Notes, 5.25%, 2017	595,000		570,363
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	475,000		478,563
Virginia Electric and Power,
Sr. Notes, Ser. A, 5.75%, 2006	4,930,000		4,951,026
			16,420,246
Entertainment - .5%
Carnival,
Notes, 3.75%, 2007	1,240,000		1,213,231
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013	775,000		753,688
			1,966,919
Environmental Control - .5%
Waste Management,
Sr. Notes, 6.875%, 2009	2,000,000		2,111,760
Food & Beverages - .5%
Safeway,
Notes, 4.8%, 2007	1,555,000		1,547,157
Stater Brothers,
Sr. Notes, 8.125%, 2012	480,000	c	471,600
			2,018,757
Foreign/Government - 3.8%

Argentina Bonos,
Bonds, 4.005%, 2012		1,480,000	f	1,168,460
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.822%, 2008		1,585,000	f	1,573,113
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009		1,425,000		1,395,062
Republic of Peru,
Bonds, 9.875%, 2015		445,000		550,688
Republic of South Africa,
Notes, 9.125%, 2009		1,720,000		1,935,000
Swedish Government,
Bonds, Ser. 1045, 5.25%, 2011	SEK	63,480,000		8,875,693
United Mexican States,
Notes, 6.625%, 2015		1,040,000		1,113,320
				16,611,336
Gaming & Lodging - .4%
Harrah's Operating,
Sr. Notes, 8%, 2011		1,090,000		1,202,897
MGM Mirage,
Sr. Notes, 6%, 2009		525,000		518,438
				1,721,335
Health Care - .8%
American Home Products,
Notes, 6.95%, 2011		1,150,000	f	1,240,880
Coventry Health Care,
Sr. Notes, 5.875%, 2012		1,170,000		1,170,000
Medco Health Solutions,
Sr. Notes, 7.25%, 2013		350,000		379,639
Quest Diagnostics,
Notes, 5.125%, 2010		780,000	b	779,315
				3,569,834
Manufacturing - .3%
Bombardier,
Notes, 6.3%, 2014		800,000	b	696,000
Tyco International,
Notes, 6%, 2013		770,000		800,022
				1,496,022
Media - 3.5%
AOL Time Warner,
Notes, 6.75%, 2011		1,195,000		1,263,785
British Sky Broadcasting,
Notes, 7.3%, 2006		4,880,000		4,987,467
Comcast,
Notes, 5.5%, 2011		1,240,000	c	1,242,647
Media General,
Notes, 6.95%, 2006		5,000,000		5,055,305
Time Warner,
Notes, 6.15%, 2007		2,450,000		2,493,220
				15,042,424
Oil & Gas - 1.6%
Amerada Hess,
Notes, 6.65%, 2011		530,000		564,736
BP Capital Markets,
Notes, 2.75%, 2006		4,600,000		4,497,305
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009		2,045,000		1,985,353
				7,047,394
Paper & Forest Products - .9%

Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015	1,130,000	b	1,099,786
Georgia-Pacific,
Sr. Notes, 8.875%, 2010	1,795,000		1,974,500
Weyerhaeuser,
Debs., 7.25%, 2013	625,000		681,241
			3,755,527
Property - Casualty Insurance - .9%
AON Capital Trust,
Capital Securities, 8.205%, 2027	1,100,000	c	1,239,761
MBIA,
Sr. Notes, 5.7%, 2034	580,000		553,358
MetLife,
Sr. Notes, 5%, 2015	1,200,000		1,168,242
Nippon Life Insurance,
Notes, 4.875%, 2010	1,050,000	b	1,030,384
			3,991,745
Real Est Invt Trust - 2.8%
Archstone-Smith Operating Trust,
Notes, 5.25%, 2015	925,000		905,759
Arden Realty,
Notes, 5.25%, 2015	475,000		459,169
Duke Realty,
Sr. Notes, 5.875%, 2012	3,000,000		3,048,699
EOP Operating,
Sr. Notes, 7%, 2011	1,450,000		1,562,279
ERP Operating,
Notes, 4.75%, 2009	2,400,000		2,377,512
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	1,165,000		1,106,795
Mack-Cali Realty,
Notes, 5.05%, 2010	550,000		542,700
Simon Property,
Notes, 4.875%, 2010	2,275,000		2,244,319
			12,247,232
Residential Mortgage Pass- Through Ctfs. - 5.6%
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7, 5.249%, 2035	2,050,000		2,016,626
Countrywide Alternative Loan Trust:
Ser. 2004-7T1, Cl. A1, 5.75%, 2034	7,350,119		7,357,130
Ser. 2005-J4, Cl. 2A1B, 4.1575%, 2035	1,770,925	f	1,769,824
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	3,690,581		3,738,459
GSR Mortgage Loan Trust II,
Ser. 2004-12, Cl. A2, 3.554%, 2034	3,128,879	f	3,068,468
Nomura Asset Acceptance:
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	750,000		724,874
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	1,575,000		1,535,137
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 4.1375%, 2035	613,094	c	613,094
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.679%, 2035	3,294,000	c	3,231,208
			24,054,820
Retail - .5%
Darden Restaurants,
Sr. Notes, 4.875%, 2010	1,110,000		1,088,140
May Department Stores,
Notes, 3.95%, 2007	1,275,000		1,253,593

			2,341,733
Structured Index - 1.3%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	5,845,000	b,g	5,479,688
Technology - .1%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	415,000		430,563
Telecommunications - 1.5%
Deutsche Telekom International Finance,
Notes, 8.75%, 2030	775,000	c	963,827
France Telecom,
Notes, 9.5%, 2031	660,000		864,974
Nextel Communications,
Sr. Notes, 5.95%, 2014	605,000		607,681
Sprint Capital,
Sr. Notes, 7.625%, 2011	2,375,000		2,616,350
Telecom Italia Capital,
Notes, 4.875%, 2010	1,540,000		1,509,868
			6,562,700
Transportation - .9%
Union Pacific:
Notes, 3.875%, 2009	1,350,000		1,302,711
Notes, 5.75%, 2007	2,510,000		2,548,865
			3,851,576
U.S. Government - 11.9%
U.S. Treasury Inflation Protected Securities:
.875%, 4/15/2010	17,683,372	h	17,002,311
3.375%, 1/15/2007	9,940,148	h	10,203,500
U.S. Treasury Notes:
3.5%, 2/15/2010	2,355,000		2,267,241
3.625%, 4/30/2007	22,455,000		22,212,037
			51,685,089
U.S. Government Agencies - 1.0%
Federal National Mortgage Association,
Notes, 4.375%, 9/7/2007	4,525,000		4,496,719

U.S. Government Agencies/Mortgage-Backed - 12.9%
Federal Home Loan Mortgage Corp.:
3.5%, 9/1/2010	406,768		387,316
4%, 2/1/2010 - 4/1/2010	24,344,222		23,718,961
4.5%, 2/1/2010	3,264,574		3,232,940
6.5%, 6/1/2032	6,087		6,254
REMIC, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2535, Cl. PL, 4%, 6/15/2029	1,371,512		1,365,287
(Interest Only Obligations),
Ser. 1987, Cl. PI, 7%, 9/15/2012	224,385	i	28,656
Federal National Mortgage Association:
4%, 2/1/2010 - 5/1/2010	3,632,213		3,527,786
4.645%, 2/1/2029	90,653	f	92,729
6%	7,200,000	j	7,364,232
REMIC, Trust, Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	1,020,789		941,341
Government National Mortgage Association I:
Project Loan,
8%, 9/15/2008	233,938		237,372
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	1,351,733		1,314,020
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	1,525,000		1,494,332
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	2,139,954		2,093,432

Ser. 2005-42, Cl. A, 4.045%, 7/16/2020		4,729,416		4,629,131
Ser. 2005-50, Cl. A, 4.015%, 11/16/2010		1,231,881		1,200,744
Ser. 2005-52, Cl. A, 4.287%, 1/16/2030		894,818		876,502
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023		843,027		829,538
Ser. 2005-79, Cl. A, 3.998%, 10/16/2033		2,200,000	f	2,135,320
Government National Mortgage Association II:
4.375%, 4/20/2030		481,271		483,008
7%, 12/20/2030 - 4/20/2031		47,529		49,745
7.5%, 11/20/2029 - 12/20/2030		49,097		51,768
				56,060,414
Total Bonds and Notes
(Cost $443,218,231)				432,755,637

Short-Term - 1.8%

U.S. Government Agencies - 1.7%
Federal National Mortgage Association,
3.99%, 11/17/2005		7,500,000		7,487,567

U.S. Treasury Bills - .1%
3.15%, 12/15/2005		300,000	k	298,689

Total Short-Term
(Cost $7,786,342)				7,786,256

Investment of Cash Collateral for Securities Loaned - 3.0%		Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $13,011,370)		13,011,370	l	13,011,370

Total Investment(Cost $464,005,943)		104.70%		453,553,263
Liabilities, Less Cash and Receivables		(4.7)%		-20,394,318
Net Assets		100.00%		433,158,945

a	U.S. Dollars unless otherwise noted.
	SEK - Swedish Krona
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold
	in transactions exempt from registration, normally to qualified institutional buyers.
	At October 31, 2005, these securities amounted to $30,825,950 or 7.1% of net assets.
c	All or a portion of these securities are on loan. At October 31, 2005, the total market value of the fund's securities
	on loan is $12,559,019 and the total market value of the collateral held by the fund is $13,011,370.
d	The value of these securities has been determined in good faith under the direction of the Board
	of Trustees.
e	Non-income producing-security in default.
f	Variable rate security--interest rate subject to periodic change.
g	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Notional face amount shown.
j	Purchased on a forward commitment basis.
k	Held by a broker as collateral for open financial futures position.
l	Investments in affiliated money market mutual funds.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS PREMIER SHORT TERM INCOME FUND
Statement of Financial Futures
October 31, 2005 (Unaudited)

				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	190	38,988,594	December-2005	(207,578)
U.S. Treasury 5 Year Notes	70	7,412,344	December-2005	(106,094)

Financial Futures Short
U.S. Treasury 10 Year Notes	295	31,993,672	December-2005	932,039
U.S. Treasury 30 Year Bonds	63	7,054,031	December-2005	197,750

				816,117

DREYFUS INVESTMENT GRADE FUNDS, INC.: DREYFUS INTERMEDIATE TERM INCOME FUND
Statement of Investments
October 31,2005 (Unaudited)

	Principal
Bonds and Notes - 116.8%	Amount (a)	Value ($)

Aerospace & Defense - .1%
L-3 Communications,
Conv. Bonds, 3%, 2035	440,000 b	444,400

Agricultural - 1.2%
Altria:
Debs., 7.75%, 2027	1,245,000 c	1,434,985
Notes, 7%, 2013	1,365,000	1,480,936
Notes, 7.2%, 2007	3,445,000	3,526,698
		6,442,619
Airlines - 0.0%
USAir,
Enhanced Equipment Notes, Ser. C, 8.93%, 2009	429,622 d,e	43

Asset-Backed Ctfs-Automobile Receivables - 1.1%
Capital Auto Receivables Asset Trust,
Ser. 2005-1, Cl. D, 6.5%, 2012	900,000 b	879,129
Ford Credit Auto Owner Trust:
Ser. 2004-A, Cl. C, 4.19%, 2009	1,000,000	986,084
Ser. 2005-B, Cl. B, 4.64%, 2010	1,405,000	1,390,162
WFS Financial Owner Trust:
Ser. 2004-3, Cl. B, 3.51%, 2012	252,444	247,005
Ser. 2004-4, Cl. B, 3.13%, 2012	257,859	252,528
Ser. 2005-2, Cl. B, 4.57%, 2012	2,065,000	2,043,172
		5,798,080
Asset-Backed Ctfs.- Credit Cards - 1.1%
MBNA Master Credit Card Note Trust,
Ser. 2002-C1, Cl. C1, 6.8%, 2014	5,268,000	5,665,967

Asset-Backed Ctfs. - Home Equity Loans - 5.7%
Accredited Mortgage Loan Trust:
Ser. 2005-1, Cl. A2A, 4.1375%, 2035	2,526,611 f	2,528,562
Ser. 2005-2, Cl. A2A, 4.1375%, 2035	1,472,478 f	1,473,076
Ser. 2005-3, Cl. A2A, 4.1375%, 2035	2,450,804 f	2,452,244
Bayview Financial Acquisition Trust,
Ser. 2005-B, Cl. 1A6, 5.208%, 2039	1,795,000	1,743,955
Bear Stearns Asset Backed Securities,
Ser. 2005-TC1, Cl. A1, 4.1475%, 2035	958,384 f	958,221
Citigroup Mortgage Loan Trust,
Ser. 2005-HE1, Cl. A3A, 4.1275%, 2035	1,102,609 f	1,102,807
Equifirst Mortgage Loan Trust,
Ser. 2005-1, Cl. A1, 4.0975%, 2035	4,066,029 f	4,068,981
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 4.1375%, 2035	825,748 f	826,576
Home Equity Asset Trust:
Ser. 2005-5, Cl. 2A1, 4.1475%, 2035	587,200 f	587,545
Ser. 2005-8, Cl. M4, 4.669%, 2036	1,360,000 f	1,360,000
Ser. 2005-8, Cl. M5, 4.698%, 2036	1,795,000 f	1,795,000
Ser. 2005-8, Cl. M7, 5.20875%, 2036	855,000 f	855,000
Mastr Asset Backed Securities Trust,
Ser. 2005-WMC1, Cl. A3, 4.1375%, 2035	939,323 f	939,482
Morgan Stanley ABS Capital I:
Ser. 2005-NC2, Cl. A3A, 4.1175%, 2035	3,502,162 f	3,504,694
Ser. 2005-WMC3, Cl. A2A, 4 1275%, 2035	1,085,440 f	1,085,785
Residential Asset Securities Corp.:
Ser. 2005-AHL2, Cl. M2, 4.4775%, 2035	625,000 f	625,000
Ser. 2005-AHL2, Cl. M3, 4.5075%, 2035	450,000 f	450,000
Ser. 2005-EMX3, Cl. M2, 4.4875%, 2035	1,805,000 f	1,806,051
Residential Asset Securities:
Ser. 2005-EMX1, Cl. AI1, 4.1375%, 2035	1,090,549 f	1,091,384
Ser. 2005-EMX3, Cl. M1, 4.4675%, 2035	1,610,000 f	1,611,625
		30,865,988

Asset-Backed Ctfs.- Manufactured Housing - .5%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	2,368,361	2,496,306

Asset-Backed - Other - 6.1%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT3, Cl. A1A, 4.1275%, 2035	1,188,986 f	1,189,105
Conseco Finance Securitization,
Ser. 2000-E, Cl. A5, 8.02%, 2031	941,501	976,337
Credit-Based Asset Servicing and Securitization,
Ser. 2005-CB4, Cl. AV1, 4.1375%, 2035	927,471 f	928,015
First Franklin Mortgage Loan,
Ser. 2005-FFH3, Cl. 2A1, 4.1675%, 2035	2,512,353 f	2,514,023
Merrill Lynch Mortgage Investors,
Ser. 2005-WMC2, Cl. A2A, 4.1275%, 2036	679,029 f	679,076
Morgan Stanley ABS Capital I:
Ser. 2005-WMC2, Cl. A2A, 4.1175%, 2035	2,248,523 f	2,250,118
Ser. 2005-WMC6, Cl. A2A, 4.1475%, 2035	2,231,563 f	2,232,874
Park Place Securities:
Ser. 2005-WHQ2, Cl. A2A, 4.1375%, 2035	1,744,333 f	1,745,727
Ser. 2005-WHQ1, Cl. A3A, 4.1475%, 2035	1,447,360 f	1,448,599
Residential Asset Mortgage Products:
Ser. 2004-RS12, Cl. AI6, 4.547%, 2034	1,230,000 f	1,187,086
Ser. 2004-RS12, Cl. AII1, 4.1675%, 2027	2,626,987 f	2,629,495
Ser. 2005-RS2, Cl. AII1, 4.1475%, 2035	1,386,668 f	1,387,976
Ser. 2005-RS2, Cl. M2, 4.5175%, 2035	1,585,000 f	1,598,649
Ser. 2005-RS2, Cl. M3, 4.5875%, 2035	490,000 f	493,471
Ser. 2005-RS3, Cl. AIA1, 4.1375%, 2035	1,630,408 f	1,631,711
Ser. 2005-RZ1, Cl. A1, 4.1375%, 2034	1,184,476 f	1,185,387
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2, 4.15%, 2035	6,950,000	6,890,522
Specialty Underwriting & Residential Finance:
Ser. 2005-BC1, Cl. A1A, 4.1475%, 2035	929,748 f	930,399
Ser. 2005-BC2, Cl. A2A, 4.1375%, 2035	1,034,293 f	1,034,994
		32,933,564
Auto Manufacturing - .6%
DaimlerChrysler:
Notes, 4.78%, 2008	2,725,000 f	2,725,747
Notes, 4.875%, 2010	800,000 c	776,479
		3,502,226
Banking - 3.6%
Chevy Chase Bank,
Sub. Notes, 6.875%, 2013	945,000	980,437
Chuo Mitsui Trust & Banking,
Sub. Notes, 5.506%, 2049	2,185,000 b	2,072,612
City National,
Sr. Notes, 5.125%, 2013	550,000	542,790
Crestar Capital Trust I,
Capital Securities, 8.16%, 2026	2,655,000	2,836,432
Hibernia,
Sub. Notes, 5.35%, 2014	1,230,000	1,214,339
Industrial Bank Of Korea,
Sub. Notes, 4%, 2014	800,000 b,f	763,866
Sovereign Bancorp,
Sr. Notes, 4.15%, 2009	1,895,000 b,f	1,896,366
Sumitomo Mitsui Banking,
Notes, 5.625%, 2049	1,560,000 b,f	1,528,696
Washington Mutual,
Notes, 2.4%, 2005	2,120,000	2,120,000
Wells Fargo Capital I,
Capital Securities, 7.96%, 2026	1,215,000	1,294,424
Zions Bancorp:
Sr. Notes, 2.7%, 2006	2,845,000	2,817,754
Sub. Notes, 6%, 2015	1,335,000	1,394,093
		19,461,809
Building & Construction - .6%
American Standard,
Sr. Notes, 7.375%, 2008	730,000	763,455
D.R. Horton,
Sr. Notes, 5.875%, 2013	1,365,000	1,325,859
Schuler Homes,
Notes, 10.5%, 2011	1,260,000 c	1,367,100
		3,456,414

Chemicals - 1.5%
ICI Wilmington,
Notes, 5.625%, 2013	1,115,000	1,107,100
International Flavors & Fragrance,
Notes, 6.45%, 2006	2,900,000	2,923,273
Lubrizol,
Debs., 6.5%, 2034	1,015,000	1,030,235
RPM International:
Bonds, 6.25%, 2013	1,385,000	1,370,592
Sr. Notes, 4.45%, 2009	1,500,000	1,433,194
		7,864,394
Commercial & Professional Services - .9%
Aramark Services:
Sr. Notes, 6.375%, 2008	1,900,000	1,950,072
Sr. Notes, 7%, 2007	1,295,000	1,327,978
Erac USA Finance,
Notes, 7.95%, 2009	760,000 b	836,170
R.R. Donnelley & Sons,
Notes, 5%, 2006	800,000	798,065
		4,912,285
Commercial Mortgage Pass - Through Ctfs. - .9%
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3, 7.0375%, 2035	499,142 b,f	499,142
Bear Stearns Commercial Mortgage Securities,
Ser. 2005-T18, Cl. A2, 4.556%, 2042	1,365,000	1,338,896
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A, 6.127%, 2017	1,460,000 b	1,535,083
Crown Castle Towers,
Ser. 2005-1A, Cl. D, 5.612%, 2035	1,290,000 b	1,261,116
Morgan Stanley Capital I,
Ser. 1998-HF1, Cl. E, 7.5517%, 2030	300,000	315,237
		4,949,474
Diversified Financial Services - 9.7%
Amvescap:
Notes, 4.5%, 2009	1,200,000	1,172,176
Notes, 5.375%, 2014	700,000	681,839
Sr. Notes, 5.9%, 2007	1,005,000	1,012,804
Capital One Bank,
Sub. Notes, 6.5%, 2013	1,807,000	1,895,957
CIT,
Sr. Notes, 3.94%, 2008	2,035,000 f	2,037,692
Countrywide Home Loans:
Medium-Term Notes, Ser. J, 5.5%, 2006	875,000	880,279
Medium-Term Notes, Ser. L, 2.875%, 2007	2,500,000	2,437,900
Notes, 4.125%, 2009	1,445,000	1,389,313
Fondo LatinoAmericano de Reservas,
Notes, 3%, 2006	3,220,000 b	3,179,898
Ford Motor Credit:
Notes, 4.83%, 2007	2,325,000 f	2,226,569
Notes, 4.87%, 2007	420,000 f	408,992
Notes, 6.5%, 2007	1,715,000	1,695,139
Notes, 7.75%, 2007	1,560,000	1,566,235
Sr. Unsub. Notes, 7.2%, 2007	2,330,000	2,326,048
Glencore Funding,
Notes, 6%, 2014	2,885,000 b	2,661,739
GMAC:
Notes, 5.05%, 2007	3,280,000 f	3,235,481
Notes, 5.11%, 2007	1,480,000 f	1,447,225

HSBC Finance,
Sr. Notes, 4.22%, 2012	3,060,000 f	3,064,927
Jefferies,
Sr. Notes, 7.75%, 2012	805,000	891,725
Leucadia National,
Sr. Notes, 7%, 2013	1,100,000	1,111,000
MBNA Capital,
Capital Securities, Ser. A, 8.278%, 2026	905,000	968,205
Mizuho JGB Investment,
Bonds, Ser. A, 9.87% 2008	1,175,000 b,f	1,301,634
Pemex Finance,
Ser. 1999-2, Cl. A1, 9.69%, 2009	2,400,000	2,596,548
Residential Capital:
Notes, 5.385%, 2007	5,145,000 b,f	5,196,692
Notes, 6.375%, 2010	2,790,000 b	2,836,754
St. George Funding,
Bonds, 8.485%, 2049	2,100,000 b	2,264,656
Textron Financial,
Notes, 2.75%, 2006	1,635,000	1,618,960
		52,106,387
Diversified Metals & Mining - .9%
Falconbridge:
Bonds, 5.375%, 2015	265,000	253,349
Notes, 6%, 2015	1,655,000	1,656,898
International Steel,
Sr. Notes, 6.5%, 2014	1,205,000	1,189,938
Ispat Inland ULC
Secured Notes, 9.75%, 2014	390,000	442,650
Southern Peru Copper,
Notes, 7.5%, 2035	1,430,000 b	1,372,703
		4,915,538
Electric Utilities - 2.6%
Ameren,
Bonds, 4.263%, 2007	595,000	587,167
Consumers Energy,
First Mortgage Bonds, Ser. B, 5.375%, 2013	2,720,000	2,710,186
Dominion Resources,
Sr. Notes, Ser. D, 4.3%, 2007	2,765,000 f	2,766,650
FirstEnergy,
Sr. Notes, Ser. B, 6.45%, 2011	2,580,000	2,717,310
FPL Energy National Wind,
Notes, 5.608%, 2024	537,587 b	531,358
PPL Capital Funding Trust I,
Notes, 7.29%, 2006	130,000	131,355
Sierra Pacific Power,
Mortgage Notes, 6.25%, 2012	770,000	775,775
TXU:
Notes, 4.8%, 2009	2,335,000	2,224,440
Sr. Notes, Ser. J, 6.375%, 2006	1,278,000	1,293,628
		13,737,869
Electrical & Electronics - .2%
Thomas & Betts,
Notes, 6.5%, 2006	1,205,000	1,207,397

Entertainment - .4%
Carnival,
Notes, 7.3%, 2007	1,305,000	1,350,102
Mohegan Tribal Gaming Authority,
Sr. Notes, 6.125%, 2013	1,000,000	972,500
		2,322,602
Environmental Control - .4%
Waste Management:
Sr. Notes, 6.5%, 2008	950,000	987,122
Sr. Notes, 7%, 2028	1,000,000	1,105,101
		2,092,223
Food & Beverages - .4%
Safeway,
Sr. Notes, 4.125%, 2008	930,000	901,153
Stater Brothers,
Sr. Notes, 8.125%, 2012	1,100,000	1,080,750
		1,981,903

Foreign Governmental - 3.4%
Argentina Bonos,
Bonds, 4.005%, 2012		5,105,000 f	4,030,398
Banco Nacional de Desenvolvimento Economico e Social,
Notes, 5.822%, 2008		2,845,000 f	2,823,662
Export-Import Bank Of Korea,
Sr. Notes, 4.5%, 2009		830,000	812,563
Federative Republic of Brazil,
Notes, 12.5%, 2016	BRL	7,260,000	3,047,845
Mexican Bonos,
Bonds, Ser. M, 9% 2011	MXN	17,060,000	1,592,605
Russian Government:
Notes, 12.75%, 2028		445,000	805,939
Unsub. Notes, 10%, 2007		5,010,000	5,408,796
			18,521,808
Gaming & Lodging - .2%
MGM Mirage,
Sr. Notes, 6%, 2009		950,000	938,125

Health Care - .8%
Coventry Health Care,
Sr. Notes, 5.875%, 2012		880,000	880,000
Medco Health Solutions,
Sr. Notes, 7.25%, 2013		3,276,000	3,553,418
			4,433,418
Manufacturing - .8%
Bombardier:
Notes, 6.3%, 2014		1,720,000 b	1,496,400
Notes, 7.45%, 2034		3,350,000 b	2,797,250
			4,293,650
Media - 1.4%
Clear Channel Communications:
Notes, 4.25%, 2009		1,235,000	1,180,596
Notes, 4.5%, 2010		1,700,000	1,615,976
Liberty Media,
Sr. Notes, 5.37%, 2006		2,650,000 f	2,671,465
Media General,
Notes, 6.95%, 2006		490,000	495,420
Univision Communications,
Sr. Notes, 2.875%, 2006		1,495,000	1,464,186
			7,427,643
Oil & Gas - 1.3%
Colorado Interstate Gas,
Sr. Notes, 5.95%, 2015		780,000 b	744,700
Enterprise Products Operating,
Sr. Notes, Ser. B, 4.625%, 2009		2,845,000	2,762,020
PEMEX Project Funding Master Trust,
Notes, 7.375%, 2014		2,140,000	2,344,370
Sempra Energy,
Sr. Notes, 4.621%, 2007		995,000	990,008
			6,841,098
Packaging & Containers - .2%
Sealed Air,
Bonds, 6.875%, 2033		1,290,000 b	1,312,358

Paper & Forest Products - 1.8%
Celulosa Arauco y Constitucion,
Notes, 5.625%, 2015		1,350,000 b	1,313,904
Georgia-Pacific:
Sr. Notes, 8%, 2014		1,300,000	1,391,000
Sr. Notes, 8.875%, 2010		1,250,000	1,375,000
Sappi Papier,
Notes, 6.75%, 2012		2,400,000 b	2,382,890
Temple-Inland,
Notes, 5.003%, 2007		3,000,000	2,984,175
			9,446,969

Property-Casualty Insurance -1.0%
ACE Capital Trust II,
Capital Securities, 9.7%, 2030	1,625,000 c	2,151,209
Assurant,
Sr. Notes, 6.75%, 2034	645,000	679,051
MBIA,
Sr. Notes, 5.7%, 2034	1,410,000	1,345,232
Nippon Life Insurance,
Notes, 4.875%, 2010	1,350,000 b	1,324,779
		5,500,271
Real Estate Investment Trust - 3.2%
Archstone-Smith Operating Trust:
Notes, 3%, 2008	1,000,000	948,411
Notes, 5.25%, 2015	500,000	489,600
Arden Realty,
Notes, 5.25%, 2015	1,655,000	1,599,842
Boston Properties,
Sr. Notes, 5.625%, 2015	810,000	817,010
Duke Realty:
Notes, 4.625%, 2013	1,055,000	998,094
Sr. Notes, 5.25%, 2010	1,750,000	1,753,616
EOP Operating:
Sr. Notes, 7%, 2011	600,000	646,460
Bonds, 7.875%, 2031	1,010,000	1,184,346
ERP Operating:
Notes, 4.75%, 2009	560,000	554,753
Notes, 5.125%, 2016	825,000	801,733
Healthcare Realty Trust,
Sr. Notes, 5.125%, 2014	2,820,000	2,679,110
Mack-Cali Realty,
Notes, 5.05%, 2010	1,600,000	1,578,764
Regency Centers,
Bonds, 5.25%, 2015	1,450,000 b	1,408,144
Simon Property:
Notes, 4.6%, 2010	1,098,000	1,073,397
Notes, 4.875%, 2010	850,000	838,537
		17,371,817
Residential Mortgage Pass- Through Ctfs. - 4.4%
Bank Of America Mortgage Securities II,
Ser. 2001-4, Cl. B3, 6.75%, 2031	205,111	204,989
Citigroup Mortgage Loan Trust:
Ser. 2005-WF1, Cl. A5, 5.01%, 2035	1,700,000	1,650,581
Ser. 2005-WF2, Cl. AF2, 4.922%, 2035	1,185,238	1,180,043
Countrywide Home Loans:
Ser. 2003-8, Cl. B3, 5%, 2018	263,678 b	240,561
Ser. 2003-15, Cl. B3, 4.8724%, 2018	798,494 b	719,317
First Horizon Alternative Mortgage Securities I,
Ser. 2004-FA1, Cl. A1, 6.25%, 2034	9,180,534	9,299,634
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1, 4.484%, 2035	871,123 f	846,732
Nomura Asset Acceptance:
Ser. 2005-AP2, Cl. A5, 4.976%, 2035	1,725,000	1,667,210
Ser. 2005-WF1, Cl. 2A5, 5.159%, 2035	1,195,000	1,164,755
Ocwen Residential MBS,
Ser. 1998-R1, Cl. B1, 7%, 2040	504,977 b	511,647
Residential Funding Mtg. Sec. I,
Ser. 2003-S3, Cl. B1, 5.25%, 2018	178,066	165,749
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2, 5.725%, 2035	1,120,000	1,120,000
Washington Mutual,
Ser. 2005-AR4, Cl. A4B, 4.679%, 2035	3,325,000 f	3,261,617
Wells Fargo Mortgage Backed Securities Trust,
Ser. 2003-1, Cl. 2A9, 5.75%, 2033	1,800,000	1,796,558
		23,829,393
Retail - .2%
May Department Stores:
Notes, 3.95%, 2007	500,000	491,605
Notes, 5.95%, 2008	760,000	778,456
Saks,
Notes, 8.2%, 2008	429	448
		1,270,509
State /Territory General Obligation - 2.3%
New York Counties Tobacco Trust IV,
Pass-Through Ctfs., Ser. B, 6%, 2027	1,945,000	1,906,625
Tobacco Settlement Financing Corp. N.J.:
Asset-Backed Ctfs., 5.75%, 2032	1,555,000	1,616,578
Asset-Backed Ctfs., 6.125%, 2042	8,400,000	8,816,136
		12,339,339
Structured Index - 2.6%
AB Svensk Exportkredit,
GSNE-ER Indexed Notes, 0%, 2007	14,675,000 b,g	13,757,813

Technology - .2%
Freescale Semiconductor,
Sr. Notes, 6.875%, 2011	860,000	892,250

Telecommunications -3.0%
British Telecommunications,
Notes, 7.875%, 2005	1,364,000 f	1,369,378
Deutsche Telekom International Finance,
Notes, 8.75%, 2030	845,000 f	1,050,883
France Telecom,
Notes, 7.75%, 2011	1,280,000 f	1,427,288
Nextel Communications,
Sr. Notes, 5.95%, 2014	1,035,000	1,039,586
Qwest:
Bank Note, Ser. A, 8.35%, 2007	1,560,000 f	1,604,850
Bank Note, Ser. B, 6.95%, 2010	2,322,000 f	2,316,195
Sr. Notes, 7.875%, 2011	710,000	747,275
Sprint Capital,
Gtd. Sr. Notes, 6.125%, 2008	1,800,000	1,855,076
Sprint Capital,
Notes, 8.75%, 2032	1,075,000	1,394,606
Telecom Italia Capital:
Notes, 4.73%, 2011	1,380,000 f	1,386,696
Notes, 5.25%, 2015	1,855,000	1,789,090
		15,980,923
Transportation - .3%
Ryder System,
Notes, 3.5%, 2009	1,435,000	1,349,250

U.S. Government - 16.0%
U.S. Treasury Bonds,
5.25%, 11/15/2028	300,000	318,234
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	26,319,084 h	27,016,375
United States Treasury Notes:
3.5%, 2/15/2010	32,485,000	31,274,446
4.75%, 5/15/2014	27,235,000	27,583,880
		86,192,935
U.S. Government Agencies/Mortgage-Backed - 35.2%
Federal Home Loan Mortgage Corp.:
6.5%, 10/1/2031-5/1/2032	1,443,044	1,481,821
REMIC, Multiclass Mortgage Participation Ctfs.,
Ser. 2586, Cl. WE, 4%, 12/15/2032	7,481,686	7,100,494
Federal National Mortgage Association:
4.5%	22,875,000 i	22,113,571
5%	79,125,000 i	76,694,952
5%, 5/18/2018	1,440,923	1,422,912
5.5%	27,900,000 i	27,756,558
5.5%, 8/1/2034-9/1/2034	13,042,084	12,880,247
6%	15,975,000 i	16,339,390
6.5%, 11/1/2010	1,114	1,151
REMIC, Multiclass Mortgage Participation Ctfs.,
Ser. 2004-58, Cl. L, 5%, 7/25/2034	3,975,203	3,971,586
Government National Mortgage Association I:
Ser. 2004-25, Cl. AC, 3.377%, 1/16/2023	420,639	404,976
Ser. 2005-29, Cl. A, 4.016%, 7/16/2027	1,906,909	1,853,706
Ser. 2005-32, Cl. B, 4.385%, 8/16/2030	3,420,000	3,351,224
Ser. 2005-34, Cl. A, 3.956%, 9/16/2021	1,625,542	1,590,203
Ser. 2005-42, Cl. A, 4.045%, 7/16/2020	1,773,531	1,735,924
Ser. 2005-50, Cl. A, 4.015%, 11/16/2010	1,490,178	1,452,513
Ser. 2005-59, Cl. A, 4.388%, 5/16/2023	1,464,204	1,440,777
Ser. 2005-67, Cl. A, 4.217%, 6/16/2021	1,370,306	1,344,639
Ser. 2005-79, Cl. A, 3.998%, 10/16/2033	1,500,000	1,455,900
Government National Mortgage Association II:
3.5%, 7/20/2030	137,635 f	138,117
6.5%, 2/20/2031-7/20/2031	467,368	482,263
7%, 11/20/2029-12/20/2030	1,351	1,415
Ser. 2004-39, Cl. LC, 5.5%, 12/20/2029	4,800,000	4,829,078
		189,843,417
Total Bonds and Notes
(cost $637,746,183)		628,700,474

Preferred Stock - .1%		Shares	Value ($)

Banking - 0.1%
Sovereign Capital Trust IV,
Conv., $2.1875		15,500	695,563
(cost $465,313)

		Face Amount
		covered by
Options - 0%		Contracts ($)	Value ($)

Call Options - 0%
U. S. Treasury Notes, 4.25% 8/15/2015
November 2005 @ $100.09		11,200,000	875
(cost $119,000)

Other Investments - 3.3%		Shares	Value ($)

Registered Investment Company - 3.3%
Dreyfus Institutional Preferred Plus Money Market Fund		17,699,000 j	17,699,000
(cost $17,699,000)

		Principal
Short -Term Investments - 6.4%		Amount (a)	Value ($)

U.S. Government Agency - 3.0%
Federal National Mortgage Association:
3.64%, 11/14/2005		16,450,000	16,428,199

U.S. Treasury Bills - 3.4%
3.15%, 12/15/2005		400,000 k	398,252
3.93%, 4/6/2006		18,190,000	17,879,861
			18,278,113
Total Short Term
(cost $34,707,182)			34,706,312

Investment of Cash Collateral for Securities Loaned - .9%		Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund		4,975,650 j	4,975,650
(cost $4,975,650)

Total Investment (cost $695,712,328)		127.5%	686,777,874
Liabilites, Less Cash and Receivables		(27.5) %	(148,047,752)
Net Assets		100.0%	538,730,122

a	U.S. Dollars unless otherwise noted.
	BRL-Brazilian Real
	MXN-Mexican Pesos
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities
	may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	At October 31, 2005, these securities amounted to $59,071,774 or 11.0% of net assets.
c	All or a portion of these securities are on loan. At October 31, 2005, the total market value of the fund's securities
	on loan is $4,802,750 and the total market value of the collateral held by the fund is $4,975,650.
d	Non-income producing-security in default.
e	The value of this security has been determined in good faith under the direction of the Board of Trustees.
f	Variable rate security--interest rate subject to periodic change.
g	Security linked to Goldman Sachs Non-Energy- Excess Return Index.
h	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
i	Purchased on a forward commitment basis.
j	Investments in affiliated money market mutual funds.
k	Held by a broker as collateral for open financial futures position.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INVESTMENT GRADE FUNDS, INC.: DREYFUS INTERMEDIATE TERM INCOME FUND
Statement of Options Written
October 31,2005 (Unaudited)

	Face Amount
	Covered by
Issuer	Contracts ($)	Value($)

Call Options:
Dow Jones CDX.NA.IG.4
December 2005 @ .575	27,600,000	27,848
Dow Jones CDX.NA.IG.4
December 2005 @ .55	27,600,000	28,897
Dow Jones CDX.NA.IG.4
January 2006 @ .55	26,980,000	37,772
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 102.796875	11,115,000	545
U.S. Treasury Notes, 4.25%, 8/15/2015
November 2005 @ 101.546875	22,400,000	875

Put Options:
U.S. Treasury Notes, 4.25%, 8/15/2015
December 2005 @ 98.046875	11,115,000	127,378
Dow Jones CDX.NA.IG.4
January 2006 @ .575	22,400,000	37,772

(Premiums received $360,939)		261,087

DREYFUS INVESTMENT GRADE FUNDS, INC.: DREYFUS INTERMEDIATE TERM INCOME FUND
Statement of Financial Futures
October 31,2005 (Unaudited)

			Market Value		Appreciation/
			Covered by		(Depreciation)
	Contracts		Contracts ($)	Expiration	at 10/31/2005 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes		232	47,607,125	December 2005	(134,500)
U.S. Treasury 5 Year Notes		550	58,239,844	December 2005	(1,017,344)

Financial Futures Short
U.S. Treasury 30 Year Bonds		74	8,285,688	December 2005	333,938
					(817,906)

DREYFUS INFLATION ADJUSTED SECURITIES FUND
Statement of Investments
October 31,2005 (unaudited)
	Prinicipal
Bonds and Notes - 99.4%	Amount		Value ($)
U.S. Treasury Inflation Protected Securities:
1.875%, 7/15/2013	358,172	a	356,522
2.375%, 1/15/2025	192,726	a	200,768
3%, 7/15/2012	1,184,983	a	1,267,851
3.375%, 1/15/2012	906,838	a	987,764
3.5%, 1/15/2011	1,032,358	a	1,118,674
3.625%, 4/15/2028	543,917	a,b	692,370
3.875%, 4/15/2029	591,278	a	786,438
4.25%, 1/15/2010	881,198	a	971,748
Total Bonds and Notes
(Cost $6,391,956)			6,382,135

Total Investment	99.4%		6,382,135
Cash and Receivables	0.6%		37,633
Net Assets	100.0%		6,419,768

a	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
b	Partially held by a broker as collateral for open financial futures position.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

DREYFUS INFLATION ADJUSTED SECURITIES FUND
Statement of Financial Futures
10/31/2005 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation/Depreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2005 ($)

Financial Futures Long
U.S. Treasury 10 Year Notes	2	216,906	December 2005	(7,656)

Financial Futures Short
U.S. Treasury 2 Year Notes	3	615,609	December 2005	6,703

			Total	(953)

Dreyfus Premier Yield Advantage Fund

Statement of Investments
October 31, 2005(Unaudited)

	Principal
Bonds and Notes - 102.0%	Amount($)		Value ($)

Aerospace & Defense - .6%
Raytheon,
Sr. Notes, 6.75%, 2007	800,000		823,525

Asset-Backed Ctfs. - Automobile Receivables - 4.0%
Harley-Davidson Motorcycle Trust,
Ser. 2005-2, Cl. A2, 4.07%, 2012	800,000		787,599
USAA Auto Owner Trust,
Ser. 2005-2, Cl. A4, 4.17%, 2011	750,000		735,867
WFS Financial Owner Trust:
Ser. 2005-1, Cl. A3, 3.59%, 2009	2,675,000		2,635,505
Ser. 2005-2, Cl. A4, 4.39%, 2012	1,500,000		1,486,804
			5,645,775

Asset-Backed Ctfs. - Credit Cards - 4.8%
Advanta Business Card Master Trust,
Ser. 2005-C1, Cl. C1, 4.51%, 2011	1,500,000	a	1,499,994
American Express Issuance Trust,
Ser. 2005-1, Cl. C, 4.3%, 2011	1,250,000	a	1,255,084
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1, 4.34%, 2012	1,250,000	a	1,254,168
Gracechurch Card Funding,
Ser. 9, Cl. C, 4.14%, 2010	1,250,000	a	1,249,414
Providian Gateway Master Trust,
Ser. 2004-DA, Cl. A, 3.35%, 2011	1,480,000	b	1,440,225
			6,698,885

Asset-Backed Ctfs. - Home Equity Loans - 13.9%
ACE Securities,
Ser. 2005-HE2, Cl. A2B, 4.24%, 2035	2,500,000	a	2,501,465
Accredited Mortgage Loan Trust,
Ser. 2005-2, Cl. A2A, 4.14%, 2035	1,472,478	a	1,473,076
Asset-Backed Securities Corporation Home Equity,
Ser. 2004-HE3, Cl. M2, 5.16%, 2034	1,750,000	a	1,772,385
Bear Stearns Asset-Backed Securities,
Ser. 2005-HE4, Cl. 1A1, 4.14%, 2035	1,279,925	a	1,280,903
Centex Home Equity:
Ser. 2005-B, Cl. AF2, 4.24%, 2035	655,000		647,315
Ser. 2005-D, Cl. M4, 4.55%, 2035	1,000,000	a	1,000,000
Fremont Home Loan Trust,
Ser. 2005-1, Cl. 2A1, 4.14%, 2035	949,136	a	950,088
GSAA Home Equity Trust:
Ser. 2004-5, Cl. AF2, 4.736%, 2034	1,612,000		1,605,423
Ser. 2005-3, Cl. A1, 4.17%, 2034	842,529	a	842,529
Home Equity Asset Trust:
Ser. 2005-8, Cl. M7, 5.21%, 2036	1,000,000	a	1,000,000
Ser. 2005-9, Cl. M7, 5.49%, 2036	450,000	a	450,000
Merrill Lynch Mortgage Investors,
Ser. 2004-HE2, Cl. A1A, 4.44%, 2035	1,401,412	a	1,406,245
Option One Mortgage Loan Trust:
Ser. 2003-5, Cl. M1, 4.69%, 2033	1,000,000	a	1,005,853
Ser. 2004-1, Cl. A2, 4.33%, 2034	1,138,674	a	1,140,121

Ser. 2005-4, Cl. M5, 4.51%, 2035	500,000	a	500,232
Residential Asset Securities:
Ser. 2005-AHL2, Cl. M7, 5.15%, 2035	478,000	a	475,386
Ser. 2005-EMX1, Cl. AI1, 4.14%, 2035	1,294,420	a	1,295,410
			19,346,431

Asset-Backed Ctfs. - Manufactured Housing - .7%
Green Tree Financial,
Ser. 1994-7, Cl. M1, 9.25%, 2020	893,721		942,002

Asset-Backed Ctfs. - Other - 10.5%
Citigroup Mortgage Loan Trust,
Ser. 2005-OPT1, Cl. A1B, 4.25%, 2035	2,500,000	a	2,504,209
Morgan Stanley ABS Capital I:
Ser. 2004-NC8, Cl. A2A, 4.21%, 2013	389,948	a	389,975
Ser. 2004-WMC2, Cl. A2, 4.4%, 2034	576,153	a	576,490
PG&E Energy Recovery Funding,
Ser. 2005-1, Cl. A2, 3.87%, 2011	1,000,000		983,578
Park Place Securities,
Ser. 2005-WHQ1, Cl. A3A, 4.15%, 2035	970,297	a	971,128
Peco Energy Transition Trust,
Ser. 1999-A, Cl. A6, 6.05%, 2009	762,422		771,397
Residential Asset Mortgage Products,
Ser. 2005-EFC5, Cl. M7, 5.17%, 2035	500,000	a	497,500
Saxon Asset Securities Trust,
Ser. 2005-2, Cl. A2B, 4.2%, 2035	1,700,000	a	1,700,996
Securitized Asset-Backed Receivables Trust,
Ser. 2005-OP1, Cl. A2B, 4.22%, 2035	4,500,000	a	4,503,897
Specialty Underwriting & Residential Finance,
Ser. 2005-BC2, Cl. A2B, 4.26%, 2035	1,700,000	a	1,704,489
			14,603,659

Automotive - .6%
DaimlerChrysler,
Notes, 4.125%, 2007	915,000		903,687

Banking - 1.6%
City National Bank,
Sub. Notes, 6.375%, 2008	721,000		742,272
Washington Mutual Bank,
Notes, 3.936%, 2008	1,500,000	a	1,501,805
			2,244,077

Diversified Financial Services - 16.7%
Amvescap,
Sr. Notes, 5.9%, 2007	1,125,000		1,133,736
Bear Stearns Cos.,
Notes, Ser. B, 3.88%, 2008	2,500,000	a	2,505,090
CIT,
Notes, 4.02%, 2007	2,500,000	a	2,508,035
Capital One Bank,
Notes, 4.875%, 2008	600,000		596,688
Countrywide Financial,
Notes, Ser. A, 4.275%, 2007	2,000,000	a	2,002,904
Credit Suisse First Boston USA,
Sr. Notes, 4.625%, 2008	845,000	c	841,505
HSBC Finance,
Notes, 4.01%, 2010	1,800,000	a	1,803,078
International Lease Finance,
Notes, Ser. P, 4.55%, 2010	2,000,000	a	2,009,776
Lehman Brothers,
Notes, Ser. G, 4.01%, 2009	2,000,000	a	2,010,758

MBNA,
Notes, Ser. F, 4.16%, 2008	1,000,000	a	1,009,170
Merrill Lynch & Co.,
Notes, Ser. C, 3.95%, 2010	1,900,000	a	1,903,760
Morgan Stanley,
Sr. Notes, Ser. F, 4.284%, 2008	2,000,000	a	2,002,574
SLM,
Notes, Ser. A, 4.34%, 2009	1,750,000	a	1,749,867
Textron Financial,
Sr. Notes, Ser. E, 4.125%, 2008	1,255,000		1,234,218
			23,311,159

Food & Beverages - 3.9%
Cadbury Schweppes U.S. Finance,
Notes, 3.875%, 2008	1,130,000	b	1,096,664
Coca-Cola Enterprises,
Notes, 5.25%, 2007	2,000,000		2,015,108
Kroger,
Sr. Sub. Notes, 7.625%, 2006	770,000		785,787
Miller Brewing,
Notes, 4.25%, 2008	1,575,000	b	1,544,549
			5,442,108

Foreign/Government - 2.2%
Mexico Government International Bond,
Notes, Ser. A, 4.83%, 2009	3,000,000	a	3,051,750

Manufacturing - 1.8%
Tyco International,
Notes, 5.8%, 2006	2,500,000		2,517,033

Media - 1.9%
News America,
Sr. Notes, 6.625%, 2008	800,000	c	826,727
Univision Communications,
Sr. Notes, 2.875%, 2006	1,900,000		1,860,839
			2,687,566

Oil & Gas - 5.2%
Atmos Energy,
Notes, 4.525%, 2007	2,822,000	a	2,825,211
Ocean Energy,
Sr. Notes, 4.375%, 2007	1,279,000		1,267,736
Sempra Energy,
Sr. Notes, 4.621%, 2007	1,500,000		1,492,474
Southern California Gas,
First Mortgage Bonds, Ser. JJ, 4.04%, 2009	1,680,000	a	1,683,701
			7,269,122

Residential Mortgage Pass-Through Ctfs. - 10.7%
Adjustable Rate Mortgage Trust:
Ser. 2005-3, Cl. 8A2, 4.28%, 2035	1,420,887	a	1,421,786
Ser. 2005-7, Cl. 7A21, 4.29%, 2035	771,106	a	763,353
Ser. 2005-9, Cl. 5A1, 4.31%, 2035	1,389,868	a	1,372,913
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1, 4.32%, 2035	769,032	a	769,470
Countrywide Alternative Loan Trust:
Ser. 2004-7T1, Cl. A1, 5.75%, 2034	2,858,379		2,861,106
Ser. 2005-J4, Cl. 2A1B, 4.16%, 2035	1,062,555	a	1,061,895
Countrywide Home Loan Mortgage Pass-Through Trust:
Ser. 2004-16, Cl. 1A1, 4.44%, 2034	1,453,779	a	1,453,166

Ser. 2004-21, Cl. A8, 8%, 2034	1,731,314		1,748,454
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2, 5%, 2034	2,046,538		2,012,586
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3, 4.52%, 2035	725,228	a	723,981
Structured Adjustable Rate Mortgage Loan Trust,
Ser. 2005-8XS, Cl. A1, 4.14%, 2035	817,458	a	817,458
			15,006,168

Telecommunications - 2.9%
British Telecommunications,	4,000,000	a	4,015,772
Notes, 7.875%, 2005

Transportation - 1.5%
Norfolk Southern,
Notes, Ser. A, 7.22%, 2006	2,000,000		2,044,382

U.S. Government - 5.4%
U.S. Treasury Inflation Protected Securities,
3.625%, 1/15/2008	7,244,320	d	7,583,448

U.S. Government Agencies/Mortgage-Backed - 9.4%
Federal Home Loan Mortgage Corp.:
REMIC Trust, Gtd. Multiclass Mortgage Participation Ctfs.:
Ser. 2443, Cl. TD, 6.5%, 10/15/2030	1,123,830		1,125,662
Ser. 2503, Cl. VD, 6%, 2/15/2021	3,000,000		3,043,770
Ser. 2535, Cl. PL, 4%, 6/15/2029	600,036		597,313
Ser. 2890, Cl. PA, 5%, 9/15/2024	2,679,495		2,679,933
Federal National Mortgage Association:
REMIC Trust, Gtd. Pass-Through Ctfs.:
Ser. 2002-55, Cl. GD, 5.5%, 11/25/2015	773,914		774,023
Ser. 2003-49, Cl. JE, 3%, 4/25/2033	2,041,578		1,882,683
Ser. 2005-13, Cl. PA, 5%, 3/25/2027	1,856,609		1,852,840
Government National Mortgage Association,
Ser. 2005-50, Cl. A, 4.015%, 11/16/2026	1,167,306		1,137,802
			13,094,026

Utilities/Gas & Electric - 3.7%
Appalachian Power,
Notes, 4.34%, 2007	1,125,000	a	1,128,599
Duke Energy,
Sr. Notes, Ser. B, 4.24%, 2005	2,000,000	a	1,999,774
Georgia Power,
Notes, Ser. U, 3.98%, 2009	2,000,000	a	2,006,230
			5,134,603

Total Bonds and Notes
(cost $143,136,986)			142,365,178

Short-Term Investments - 2.3%
Commercial Paper;
Chevron Phillips Chemical,
4.1%, 11/1/2005
(cost $3,200,000)	3,200,000		3,200,000

Investment of Cash Collateral for Securities Loaned- 1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $1,734,350)	1,734,350	e	1,734,350

Total Investments (cost $148,071,336)	105.5%	147,299,528
Liabilities, Less Cash and Receivables	-5.5%	(7,713,379)
Net Assets	100.0%	139,586,149

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to $4,081,438 or 2.9% of net assets.
c	All or a portion of these securities are on loan. At October 31, 2005, the total market value of the fund's securities on loan is $1,668,232 and the total market value of the collateral held by the fund is $1,734,350.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	December 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 15, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 15, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)